As filed with the Securities and Exchange Commission on May 22, 2012

No. 002-68483

811-3079

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 38	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 40	☒

(Check appropriate box or boxes)

Northeast Investors Growth Fund

(Exact name of registrant as specified in charter)

100 High Street, Boston, Massachusetts, 02110

(Address of principal executive office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 523-3588

William A. Oates, Jr. Northeast Investors Growth Fund, President 100 High Street Boston, Massachusetts 02110 (Name and address of agent for service)	Copies of communications to: Leonard A. Pierce, Esq. Wilmer Cutler Pickering Hale and Dorr 60 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on May 1, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of May, 2012. Registrant represents that this amendment meets the requirements for Northeast

Investors Growth Fund

By	/s/ William A. Oates, Jr.
William A. Oates, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ William A. Oates, Jr. William A. Oates, Jr.	President and person performing function of principal executive officer	May 22, 2012